Expenses by Nature - Summary of Expenses by Nature (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expenses by nature [abstract]
Employee compensation		₨ 332,371	₨ 326,571	₨ 299,774
Sub-contracting/ technical fees		83,609	90,521	94,725
Cost of hardware and software		7,684	11,491	13,567
Travel		5,258	18,169	17,768
Facility expenses		20,255	19,733	22,213
Depreciation, amortization and impairment	[1]	27,656	20,862	19,474
Communication		6,069	4,812	4,561
Legal and professional fees		5,561	4,733	4,361
Rates, taxes and insurance		3,475	3,004	1,621
Marketing and brand building		1,011	2,532	2,714
Lifetime expected credit loss		1,506	1,043	980
Miscellaneous expenses	[2]	4,836	5,344	11,736
Total cost of revenues, selling and marketing expenses and general and administrative expenses		₨ 499,291	₨ 508,815	₨ 493,494

[1]	Depreciation, amortization, and impairment includes impairment charge on certain software platforms, capital work-in-progress, property, plant and equipment and intangible assets amounting to ₹ 2,318, Nil and ₹ 2,418, for the year ended March 31, 2019, 2020 and 2021, respectively.
[2]	Miscellaneous expenses for the year ended March 31, 2019, includes an amount of ₹ 5,141 ($ 75 million) paid to National Grid on settlement of a legal claim against the Company and for the year ended March 31, 2021, includes an amount of ₹ 991 towards COVID-19 contributions.